Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Other current liabilities

Note 27. Other current liabilities

Other current liabilities consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Other tax payable	1,738	1,514
Stamp duty liability	6,779	5,761
Customer contract liability, current	1,637	1,773
Stock-based compensation liability, current	1,752	5,084
Supplier contract liability	328	-
Other current liabilities	186	-
Total other current liabilities	12,420	14,132